Interest Expense and Similar Items (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Expense and Similar Items
Changes in FX options measured at fair value	kr (3,318)	kr (2,700)
Parent Company
Interest Expense and Similar Items
Interest expense	(4)	(18)
Exchange rate differences	(52,037)	(2,393)
Changes in FX options measured at fair value	(3,318)	(2,700)
Total	kr (55,359)	kr (5,111)